EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

11. EMPLOYEE BENEFIT PLANS

        The Company offers a defined contribution savings plan to virtually all Company employees. The plan provides for elective, tax-deferred participant contributions, Company matching contributions and discretionary Company contributions.

        Expenses associated with the defined contribution savings plan for the years ended December 31, 2011 and 2010 and six months ended December 31, 2009 and June 30, 2009 were $3.6 million $5.1 million, $2.4 million and $1.0 million, respectively.